A. Organization, Business and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Warrant liability	$ 19,319	$ 23,405
Fair Value Inputs Level 1 Member
Warrant liability	0	0
Fair Value Inputs Level 2 Member
Warrant liability	0	0
Fair Value Inputs Level 3 Member
Warrant liability	$ 19,319	$ 23,405